General Information and Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Subsidiary Companies
As of June 30, 2023, the 12 subsidiaries included in the Company’s unaudited interim consolidated financial statements were:

Company	Date of Incorporation	Name of Vessel Owned by Subsidiary	Dead Weight Tonnage (“dwt”)	Acquisition Date
Clean Power Inc.	5/2/2007	Magic Wand	47,000	9/1/2008
MR Roi Inc.	5/2/2007	Clean Thrasher	47,000	27/2/2008
King of Hearts Inc.	17/3/2008	Clean Sanctuary	46,000	14/7/2009
Tankpunk Inc.	6/1/2008	Stealth Berana	115,804	26/7/2010
Nirvana Product Trading Inc	25/2/2022	Clean Nirvana	50,000	28/3/2022
Volume Jet Trading Inc.	25/2/2022	Clean Justice	47,000	31/5/2022
Intercontinental Crude and Product Enterprises Inc.	18/5/2022	Suez Enchanted	160,000	3/6/2022
Petroleum Trading and Shipping Inc.	21/4/2022	Suez Protopia	160,000	3/6/2022
Haven Exotic Trading Inc.	31/1/2023	Eco Wildfire	33,000	28/2/2023
Blue Oddysey International Inc.	31/1/2023	Glorieuse	38,000	27/2/2023
Drybulk International Trading and Shipping Inc.*	04/7/2022	Eco Bushfire	32,000	21/9/2022
Raw Commodities & Exports Inc.*	04/7/2022	Eco Angelbay	32,000	19/10/2022

*	Consolidated by the Company up to June 21, 2023, the date the Spin-Off of C3is Inc. was completed.

Schedule of Distribution of Assets and Liabilities to its Wholly-Owned Subsidiary C3is Inc
The assets and liabilities of C3is on June 21, 2023, were as follows:

June 21, 2023
Cash and cash equivalents	5,000,000
Trade and other receivables	877,202
Inventories	124,813
Advances and prepayments	192,961
Due from related party	188,750
Vessels, net (after impairment of $8,996,023)	28,500,000
Trade accounts payable	816,187
Accrued and other liabilities	357,647
Deferred income	115,940
Net assets of C3is distributed to stockholders and warrantholders	33,593,952
Less investment in preferred shares of C3is issued as part of spin-off	(12,636,000)
Distribution of net assets of C3is to stockholders and warrantholders	20,957,952